Income Tax - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jan. 31, 2015	Feb. 01, 2014
Deferred tax assets:
Inventory reserves	$ 858	$ 794
Deferred rent	1,091	646
Stock-based compensation	3,254	1,790
Other	3,163	1,066
Total deferred tax assets	8,366	4,296
Deferred tax liabilities:
Depreciation	(6,250)	(5,054)
Leases	(1,051)	(1,062)
Total deferred tax liabilities	(97,456)	(96,805)
Net deferred tax liabilities	(89,090)	(92,509)
Trade Names [Member]
Deferred tax liabilities:
Intangibles	(90,138)	(90,540)
Noncompetition Agreements [Member]
Deferred tax liabilities:
Intangibles	$ (17)	$ (149)